Annual Notice of Securities Sold Pursuant to Rule 24F-2

                           UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.


1.        Name and address of issuer:
          Total Return U.S. Treasury Fund, Inc.
          One South Street
          Baltimore, MD 21202
___________________________________________________________________

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

___________________________________________________________________

3.        Investment Company Act File Number:  811-5040

          Securities Act File Number:  33-12179

___________________________________________________________________

4(a).     Last day of fiscal year for which this Form is filed:
          October 31, 1997

___________________________________________________________________

4(b). [ ] Check box if this Form is being filed late (i.e.,more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

___________________________________________________________________

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

___________________________________________________________________








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5.   Calculation of registration fee: (see attached Schedule A)

  (i)     Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):                    $    0
                                                                       _______

  (ii)    Aggregate price of securities redeemed
          or repurchased during the fiscal year:       $77,072,611.00
                                                       ______________

  (iii)   Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission:                                        $      0*
                                                             _________
          *All shares repurchased or redeemed in
          fiscal years ended October 31, 1995 and
          October 31, 1996 were prepaid and are
          included in Item 6.

  (iv)    Total available redemption credits {add
          Items 5(ii) and 5(iii)}:                             -$77,072,611.00
                                                                ______________

  (v)     Net sales -- if Item 5(i) is greater than Item
          5(iv) {subtract Item 5(iv) from Item 5(i)}:              $__________

  (vi)    Redemption credits available for use in
          future years                                 $(77,072,611.00)
                                                       _______________
          --if Item 5(i) is less than Item 5(iv)
          {subtract Item 5(iv) from Item 5(i)}:

  (vii)   Multiplier for determining registration fee (See
          Instruction C.9):                                          x .000295
                                                                    __________

  (viii)  Registration fee due {multiply Item 5(v) by Item
          5(vii)} (enter "0" if no fee is due):                       =$     0
                                                                  ____________
______________________________________________________________________________















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6.        Prepaid shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 2,891,919 shares @ $28,404,192.65. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 14,066,427 shares @ $135,309,524.24.

___________________________________________________________________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
          Instruction D):                               +$__________

___________________________________________________________________

8. Total of the amount of the registration fee due plus any interest due {line 5(viii) plus line 7}:
                                                         =$      0

___________________________________________________________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

                         [ ] Wire Transfer
                         [ ] Mail or other means

___________________________________________________________________

                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                    /s/ Joseph A. Finelli
                     Joseph A. Finelli, Treasurer


Date January 15, 1998

* Please print the name and title of the signing officer below the signature.



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

                                       TOTAL RETURN U.S. TREASURY FUND, INC.
                                                    SCHEDULE A

                |                           SALES                              |          REDEMPTIONS           |

                 Number of                    Number of                    Number of     Aggregate
                  Shares     Aggregate Sales    Shares     Reinvested       Shares    Redemption Price
                   Sold           Price       Reinvested      Value        Redeemed

 ISI Shares     1,028,342   $10,021,751.00     787,090    $7,664,314.00   4,455,189   $43,406,641.00

 Flag Class A
 Shares           490,187     4,746,207.00     499,834     4,867,694.00   3,438,672    33,514,991.00

 Flag Class B
 Shares            85,484       833,099.00         982         9,591.00      15,359       150,979.00

 Front-End
 Sales
 Commissions                    261,536.65
=====================================================================================================
 Totals         1,604,013   $15,862,593.65   1,287,906   $12,541,599.00   7,909,220   $77,072,611.00

Carry forward from prior years = 16,958,346 shares @ $163,713,716.89. 1997 Sales = 2,891,919 shares @ $28,404,192.65.

By offsetting the Fund's sales in fiscal year 1997 (2,891,919 shares @ $28,404,192.65) with credits for registrations of prior net redemptions (16,958,346 shares @ $163,713,716.89), no shares were sold pursuant to Rule
24f-2 in the fiscal year ended October 31, 1997.  Accordingly, no fee is due.
























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